Note 2 - Significant Accounting Policies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and in accordance with the instructions for Form 10-Q. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, these financial statements contain all normal and recurring adjustments considered necessary to present fairly the financial position, results of operations and cash flows for the periods presented. The results for the three month period ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year.

The consolidated balance sheet at March 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These accompanying unaudited consolidated financial statements should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the audited consolidated financial statements and related notes, included in the Company’s fiscal 2012 Annual Report on Form 10-K filed with the Securities and Exchange Commission on June 25, 2012.

Basis of consolidation and presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Xplore Technologies Corporation of America. The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation rugged computer products. The Company has had recurring losses. Management believes that the Company’s current cash and cash flow from operations, together with borrowings from its senior lender will be sufficient to fund its anticipated operations, working capital and capital spending for the next 12 months. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and related disclosure of contingent assets and liabilities. These estimates and assumptions are affected by management’s application of accounting policies. Estimates are deemed critical when a different estimate could have reasonably been used or where changes in the estimates are reasonably likely to occur from period to period, and would materially impact the Company’s financial condition, changes in financial condition or results of operations. On an ongoing basis, the Company evaluates the estimates, including those related to its revenue recognition, allowance for doubtful accounts, inventory valuation, warranty reserves, tooling amortization, financial instruments, stock-based compensation and income taxes. The estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from management’s estimates and assumptions.

2. SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared using accounting principles generally accepted in the United States of America and reflect the following significant accounting policies:

a)	Basis of consolidation and presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Xplore Technologies Corporation of America.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation rugged computer products. The Company has had recurring losses. The Company believes that cash flow from operations, together with borrowings from its senior lender and, if needed financial support from Phoenix Venture Fund LLC, a principal stockholder (“Phoenix”) together with affiliates, will be sufficient to fund the anticipated operations for fiscal 2013. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and related disclosure of contingent assets and liabilities. These estimates and assumptions are affected by management’s application of accounting policies. Estimates are deemed critical when a different estimate could have reasonably been used or where changes in the estimates are reasonably likely to occur from period to period, and would materially impact the Company’s financial condition, changes in financial condition or results of operations. On an ongoing basis, the Company evaluates the estimates, including those related to its revenue recognition, allowance for doubtful accounts, inventory valuation, warranty reserves, tooling amortization, financial instruments, stock-based compensation and income taxes. The estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from management’s estimates and assumptions.

b)	Cash and cash equivalents

Cash and cash equivalents comprise cash and highly liquid investments with original maturities of less than ninety days.

c)	Allowance for Doubtful Accounts

The Company recognizes an allowance for losses on accounts receivable in an amount equal to the estimated probable losses net of recoveries. The allowance is based on an analysis of historical bad debt experience, current receivables aging, and expected future write-offs, as well as an assessment of specific identifiable customer accounts considered at risk or uncollectible. The expense associated with the allowance for doubtful accounts is recognized as general administration expense

d)	Inventory

Inventory is recorded at the lower of average cost or net realizable value. The valuation of inventory requires the use of estimates regarding the amount of current inventory that will be sold and the prices at which it will be sold based on an assessment of expected orders for these products from the Company’s customers. Additionally, the estimates reflect changes in the Company’s products or changes in demand because of various factors including the market for the Company’s products, obsolescence, product discontinuation, technology changes and competition.

e)	Fixed assets

Fixed assets are recorded at cost. The straight line depreciation method is used to depreciate the recorded value of fixed assets over their estimated useful lives.

Fixed Asset	Estimated Useful Lives
Tooling and fixtures (years)	2
Office equipment (years)	5
Machine equipment (years)	2
Leasehold improvements	lesser of 5 years or remaining lease term
Computer equipment (years)	2
Computer software (years)	2
Demonstration units (months)	6

The Company performs reviews for the impairment of fixed assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable.

f)	Revenue recognition

The Company’s revenue is derived from the sale of rugged, mobile technology which includes rugged mobile computers and related accessories. The Company’s customers are predominantly resellers. However, the Company also sells directly to end-users. Revenue is recognized, net of an allowance for estimated returns, when title and risks of ownership are transferred to the customer, all significant contractual obligations have been satisfied, the sales price is fixed or determinable and the ability to collect is reasonably assured. The Company’s revenue recognition criteria have generally been met when the product has been shipped. Shipments are based on firm purchase orders from customers with stated terms. The shipping terms are F.O.B. shipping point. The Company does not have installation, training or other commitments subsequent to shipment that are other than incidental. Prices are determined based on negotiations with the Company’s customers and are not subject to adjustment. Generally, the Company does not hold inventory at its resellers and does not expect resellers to hold inventories of the Company’s products other than in limited circumstances where such inventory is monitored by the Company. As a result, the Company expects returns to be minimal. The allowance for returns is calculated and regularly reviewed based on historical experience. The Company has not had material adjustments as returns have been minimal. Warranty obligations related to recognized revenue are generally covered by warranty coverage agreements provided by a third party.

g)	Cost of revenue

The Company’s cost of revenue consists of the costs associated with manufacturing, assembling and testing its products, related overhead costs, maintenance, compensation, freight and other costs related to manufacturing support, including the depreciation of tooling assets. The Company uses contract manufacturers to manufacture its products and supporting components, and the significant majority of the Company’s cost of revenue is attributable to component costs and payments to these contract manufacturers.

Cost of revenue also includes warranty costs. The Company records warranty liabilities at the time of sale for the estimated costs that may be incurred under its warranty. The specific warranty terms and conditions generally included are technical support, repair parts, and labor for a period that is generally three years. The Company re-evaluates its estimates to assess the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary and any change, based on current information, is recorded as a change in estimate.

The changes to the warranty liability are as follows:

	Year ended March 31,
	2012	2011
Beginning balance	$88	$—
Aggregate changes for accrual related to guarantees issued	124	126
Aggregate changes to preexisting accruals	—	—
Aggregate reductions for payments made	(46)	(38)
Ending balance	$166	$88

h)	Income taxes

The Company accounts for income taxes in accordance with the asset and liability method. The determination of future tax assets and liabilities is based on the difference between financial statement and income tax bases of assets and liabilities, using enacted tax rates in effect for the period in which the differences are expected to occur. Future tax assets are recorded to recognize tax benefits only to the extent that, based on available evidence, it is more likely than not that they will be realized.

The Company periodically assesses uncertain tax positions that the Company has taken or expects to take on a tax return (including a decision whether to file or not to file a return in a particular jurisdiction). The Company evaluated its tax positions and determined that there were no uncertain tax positions for the years ended March 31, 2012 and 2011.

i)	Stock-based compensation

The Company applies the fair value method of accounting for all of its employee stock-based compensation. The Company uses the Black-Scholes option pricing model to determine the fair value of stock option awards at the date of the issuance of the award. The value is expensed over the vesting period which is generally three years. See Note 9 to these consolidated financial statements for required disclosures.

j)	Financial instruments and credit risk

Financial instruments that potentially subject the Company to credit risk include cash and cash equivalents, accounts receivable and unbilled receivables from customers. Cash is deposited in demand accounts in federally insured domestic institutions to minimize risk. Accounts receivables are generally unsecured. With respect to accounts receivables, the Company performs ongoing credit evaluations of customers and generally does not require collateral.

Receivables are concentrated with a small number of customers. The Company maintains an allowance for doubtful accounts when deemed necessary. The allowance for doubtful accounts at March 31, 2012 and March 31, 2011 was $33 and $38, respectively.

The amounts reported for cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, bank indebtedness and promissory notes payable are considered to approximate their fair values based on comparable market information available at the respective balance sheet dates and their short-term nature.

k)	Loss per share attributable to common stockholders

Loss per share attributable to common stockholders has been computed based on the weighted-average number of common shares issued and outstanding during the period, and is calculated by dividing net loss and net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. The effects of the options granted under the Company’s share option plan, the exercise of outstanding options, the exercise of outstanding warrants, the conversion of the convertible Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock, and other common stock equivalents were excluded from the loss per share attributable to common stockholders calculations for the years presented as their inclusion is anti-dilutive. Accordingly, diluted loss per share attributable to common stockholders has not been presented.

The following securities were not considered in the earnings per share calculation at their common stock equivalent:

	March 31, 2012	March 31, 2011
Series A Preferred Stock	360,446	343,912
Series B Preferred Stock	42,374	43,012
Series C Preferred Stock	85,433	80,956
Series D Preferred Stock	895,862	668,266
Warrants	429,581	434,236
Options	140,870	144,401
Other Common Stock Equivalents	12,750	7,556
	1,967,316	1,722,339

l)	Recent accounting pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements. The Company does not believe that there are any new accounting pronouncements that have been issued that might have a material impact on its consolidated financial position or results of operations.